S000005553 [Member] Investment Objectives and Goals - Nuveen Small/Mid Cap Growth Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Small/Mid Cap Growth Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is capital appreciation.